Long Term Loans - Summary of Long-term Loans (Detail) $ in Millions, $ in Millions	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)
Disclosure of detailed information about borrowings [Line Items]
Less: Current portion	$ (8,803)	$ (268)	$ (1,600)
Non-current portion of non-current borrowings	1,631	$ 50	0
Long-term loans [Member]
Disclosure of detailed information about borrowings [Line Items]
Secured loans	1,600		1,600
Unsecured bank loans	35		0
Less: Current portion	(4)		(1,600)
Non-current portion of non-current borrowings	$ 1,631		$ 0
Long-term loans [Member] | Secured loans [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rates of loans	2.09%	2.09%	1.87%
Long-term loans [Member] | Unsecured loans [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rates of loans	2.22%	2.22%	0.00%